Fixed Assets and Right of Use Assets and Lease Liability (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Statement Line Items [Line Items]
Ending balance
Operating Lease Liability [Member]
Statement Line Items [Line Items]
Beginning balance	173,602
Discounted using the lessee´s incremental borrowing rate of at the date of initial application	14,726
Lease liabilities recognised due to IFRS 16 implementation	139,558
Ending balance	$ 154,284